Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2060 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2060 Fund
Bar Chart Table:
Annual Return 2018	(8.27%)
Annual Return 2019	25.96%
Annual Return 2020	18.42%
Annual Return 2021	16.84%
Annual Return 2022	(18.57%)